Financial Risk and Insurance Management - Summary of Profit Loss Changes in Relevant Variable (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ 110,900	S/ 123,958	S/ (214,344)
Insurance risk [member] | 5% Frequency Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ (30,583)	(29,320)	(25,140)
Fluctuations in variables (%)	5.00%
Insurance risk [member] | 10% Frequency Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ (61,167)	(58,639)	(50,281)
Fluctuations in variables (%)	10.00%
Insurance risk [member] | 5% Average Cost Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ (30,583)	(29,320)	(25,140)
Fluctuations in variables (%)	5.00%
Insurance risk [member] | 10% Average Cost Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ (61,167)	(58,639)	(50,281)
Fluctuations in variables (%)	10.00%
Insurance risk [member] | 5% Combined Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ (62,696)	(60,105)	(51,538)
Fluctuations in variables (%)	5.00%
Insurance risk [member] | 10% Combined Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ (128,450)	S/ (123,142)	S/ (105,589)
Fluctuations in variables (%)	10.00%